Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following at December 31:

in thousands	2013	2012
Finished goods	$42,251	$37,823
Work-in-process	164	3,809
Raw materials	45,991	26,363
	$88,406	$67,995